Annual Total Returns - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable Emerging Markets Equity Fund - Fidelity SAI Sustainable Emerging Markets Equity Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 14, 2022
Annual Return 2023	11.67%